EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-20	15-Jan-20	18-Feb-20
To	31-Jan-20	18-Feb-20
Days	34

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,226,994,000.00

Required Participation Amount	$1,226,994,000.00
Excess Receivables	$5,912,529.35
Excess Funding Account	34,797,850.45

Total Collateral	1,267,704,379.80

Collateral as Percent of Notes	126.77%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,674,727,218.50
Total Principal Collections	($2,051,814,265.51)
Investment in New Receivables	$1,632,831,602.19
Receivables Added for Additional Accounts	$0.00
Repurchases	($17,369,919.20)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($748,946,325.31)
Less Servicing Adjustment	($1,560,285.79)

Ending Balance	$4,487,868,024.88

SAP for Next Period	27.47%

Average Receivable Balance	$4,774,013,936.76
Monthly Payment Rate	42.98%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,533,783.81
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,533,783.81

Series Allocation Percentage at Month-End	27.47%
Floating Allocation Percentage at Month-End	91.80%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	34
LIBOR	1.676250%
Applicable Margin	0.560000%
	2.236250%

	Actual	Per $1000
Interest	2,112,013.89	2.11
Principal	—	—

		2.11
Total Due Investors	2,112,013.89
Servicing Fee	1,022,495.00

Excess Cash Flow	1,287,471.80

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.76%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*		13.64%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.